Equity - Additional Information (Detail) $ in Millions			12 Months Ended
	May 22, 2017 USD ($)	May 23, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	May 09, 2017 £ / shares shares	Feb. 28, 2017 USD ($)	May 09, 2016 £ / shares shares	Feb. 23, 2016 USD ($)
Disclosure of reserves within equity [line items]
Authorised share capital			0
Total return of funds announced to shareholders | $							$ 400.0		$ 1,500.0
Share consolidation basis - number of new ordinary shares						45		5
Share consolidation basis - nominal value per share of new ordinary shares | £ / shares						£ 0.19810		£ 0.18967
Share consolidation basis - number of existing ordinary shares						47		6
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares						£ 0.18967		£ 0.15805
Special dividend paid | $	$ 400.0	$ 1,500.0	$ 404.0	$ 1,500.0
Currency Translation Reserve [Member]
Disclosure of reserves within equity [line items]
Fair value of derivative instruments designated as hedges | $			$ 0.0	$ (3.0)	$ (3.0)
Treasury shares [member]
Disclosure of reserves within equity [line items]
Treasury shares transferred to employee share trusts			900,000	900,000
Reduction in number of Treasury Shares due to share consolidation			400,000	1,700,000
Number of treasury shares held			7,600,000	8,900,000	11,500,000
Treasury shares held, nominal value | $			$ 2.0	$ 2.1	$ 2.7
Shares held by employee share trusts [member]
Disclosure of reserves within equity [line items]
Carrying value of shares held | $			$ 5.4	$ 10.5	$ 18.3
Number of shares held			200,000	300,000	500,000
Market value of shares held | $			$ 12.1	$ 15.0	$ 19.8